Schedule of Maturity of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Total Amount Maturing [Member]
Short-Term Debt [Line Items]
2022	$ 25,564
2023	7,433	$ 28,238
2024	8,822	5,060
2025	5,588	8,716
2026 and thereafter	1,673
Total	49,080	48,103
Public Offering [Member]
Short-Term Debt [Line Items]
2022	3,269
2023	5,098	7,074
2024	6,108	3,475
2025	5,117	5,002
2026 and thereafter	757
Total	20,349	20,636
Other Unsecured [Member]
Short-Term Debt [Line Items]
2022	703
2023	2,264	1,945
2024	2,587	1,514
2025	398	3,587
2026 and thereafter	384
Total	6,336	7,444
Secured Borrowings [Member]
Short-Term Debt [Line Items]
2022	21,592
2023	71	19,219
2024	127	71
2025	73	127
2026 and thereafter	532
Total	$ 22,395	$ 20,023